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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21296

BARON SELECT FUNDS

(Exact name of registrant as specified in charter)

767 Fifth Avenue, 49th Floor, New York, NY 10153

(Address of Principal Executive Offices) (Zip Code)

Patrick M. Patalino, Esq.

c/o Baron Select Funds,

767 Fifth Avenue, 49th Floor,

New York, NY 10153

(Name and Address of Agent for Service)

Registrant’s Telephone Number, including Area Code: 212-583-2000

Date of fiscal year end: December 31

Date of reporting period: March 31, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

PERSONS WHO RESPOND TO THE COLLECTION OF INFORMATION CONTAINED IN THIS FORM ARE NOT REQUIRED TO RESPOND UNLESS THE FORM DISPLAYS A CURRENTLY VALID OMB CONTROL NUMBER.

SEC 2455 (8-05)

Item 1. Schedule of Investments

Baron Partners Fund

SCHEDULE OF INVESTMENTS

MARCH 31, 2011 (UNAUDITED)

Shares		Cost	Value
Common Stocks (121.06%)
Consumer Discretionary (32.56%)
	Auto Parts & Equipment (1.12%)
220,000	Autoliv, Inc.	$17,168,953	$16,330,600

	Broadcasting (2.46%)
900,000	Discovery Communications, Inc., Cl A1	21,771,290	35,910,000

	Casinos & Gaming (2.67%)
1,050,000	Penn National Gaming, Inc.[1]	31,457,686	38,913,000

	Education Services (5.75%)
500,000	Anhanguera Educacional Participacoes SA (Brazil)[2]	10,870,726	12,243,898
825,000	DeVry, Inc.	35,163,137	45,432,750
200,000	Strayer Education, Inc.	22,931,492	26,098,000

		68,965,355	83,774,648

	Hotels, Resorts & Cruise Lines (10.36%)
450,000	Carnival Corp.[2]	17,814,673	17,262,000
2,500,000	Hyatt Hotels Corp., Cl A1	66,878,141	107,600,000
450,000	Starwood Hotels & Resorts Worldwide, Inc.	24,409,170	26,154,000

		109,101,984	151,016,000

	Leisure Facilities (3.62%)
1,081,800	Vail Resorts, Inc.[1]	34,304,772	52,748,568

	Specialty Stores (6.58%)
2,400,000	Dick’s Sporting Goods, Inc.[1]	38,814,999	95,952,000

Total Consumer Discretionary		321,585,039	474,644,816

Energy (7.64%)
	Oil & Gas Drilling (3.04%)
645,000	Helmerich & Payne, Inc.	15,115,396	44,305,050

	Oil & Gas Exploration & Production (4.60%)
625,000	Concho Resources, Inc.[1]	27,375,218	67,062,500

Total Energy		42,490,614	111,367,550

Financials (21.21%)
	Asset Management & Custody Banks (1.71%)
775,000	Eaton Vance Corp.	20,094,120	24,986,000

	Investment Banking & Brokerage (6.30%)
5,095,000	Charles Schwab Corp.	53,121,943	91,862,850

	Reinsurance (6.81%)
1,000,000	Arch Capital Group, Ltd.[1,2]	45,708,458	99,190,000

	Specialized Finance (6.39%)
1,000,000	Interactive Brokers Group, Inc., Cl A1	15,178,339	15,890,000
2,100,000	MSCI, Inc., Cl A1	57,146,328	77,322,000

		72,324,667	93,212,000

Total Financials		191,249,188	309,250,850

Health Care (12.16%)
	Health Care Equipment (8.05%)
620,000	Edwards Lifesciences Corp.[1]	14,331,725	53,940,000
130,000	IDEXX Laboratories, Inc.[1]	7,801,564	10,038,600
160,000	Intuitive Surgical, Inc.[1]	42,124,119	53,353,600

		64,257,408	117,332,200

	Health Care Facilities (4.11%)
1,500,000	Community Health Systems, Inc.[1]	40,771,130	59,985,000

Total Health Care		105,028,538	177,317,200

Shares		Cost	Value
Common Stocks (continued)
Industrials (23.52%)
	Air Freight & Logistics (5.38%)
800,000	C. H. Robinson Worldwide, Inc.	$20,066,739	$59,304,000
380,000	Expeditors International of Washington, Inc.	9,651,048	19,053,200

		29,717,787	78,357,200

	Diversified Support Services (2.46%)
1,275,000	Ritchie Bros. Auctioneers, Inc.[2]	31,137,255	35,891,250

	Research & Consulting Services (8.27%)
500,000	CoStar Group, Inc.[1]	19,068,649	31,340,000
1,050,000	Nielsen Holdings NV1,2	27,695,480	28,675,500
1,850,000	Verisk Analytics, Inc., Cl A1	51,366,473	60,606,000

		98,130,602	120,621,500

	Trading Companies & Distributors (7.41%)
1,665,000	Fastenal Co.	59,579,601	107,941,950

Total Industrials		218,565,245	342,811,900

Information Technology (11.16%)
	Application Software (8.98%)
1,250,000	FactSet Research Systems, Inc.	71,127,614	130,912,500

	Data Processing & Outsourced Services (1.28%)
900,000	Western Union Co.	15,582,921	18,693,000

	Systems Software (0.90%)
677,500	TOTVS SA (Brazil)[2]	13,512,607	13,009,294

Total Information Technology		100,223,142	162,614,794

Materials (4.56%)
	Diversified Metals & Mining (3.25%)
788,176	Molycorp, Inc.[1]	35,283,932	47,306,324

	Specialty Chemicals (1.31%)
375,000	Ecolab, Inc.	12,899,113	19,132,500

Total Materials		48,183,045	66,438,824

Utilities (8.25%)
	Electric Utilities (8.25%)
1,720,000	ITC Holdings Corp.	58,543,701	120,228,000

TOTAL COMMON STOCKS		1,085,868,512	1,764,673,934

See Notes to Schedules of Investments.

Baron Partners Funds

SCHEDULE OF INVESTMENTS

MARCH 31, 2011 (UNAUDITED)

Shares		Cost	Value
Private Equity Investments (2.53%)
Consumer Discretionary (0.54%)
	Hotels, Resorts & Cruise Lines (0.54%)
3,900,000	Kerzner International Holdings, Ltd., Cl A1,2,3,4,5	$39,000,000	$7,800,000

Financials (1.99%)
	Asset Management & Custody Banks (1.99%)
7,016,801	Windy City Investments Holdings LLC[1,3,4,5]	40,122,696	26,944,517
562,329	Windy City Investments Holdings LLC[1,3,4,5]	1,012,192	2,052,500

Total Financials		41,134,888	28,997,017

TOTAL PRIVATE EQUITY INVESTMENTS		80,134,888	36,797,017

TOTAL INVESTMENTS (123.59%)		$1,166,003,400	1,801,470,951

LIABILITIES LESS CASH AND OTHER ASSETS (-23.59%)			(343,828,848)

NET ASSETS			$1,457,642,103

RETAIL SHARES (Equivalent to $22.04 per share based on 59,351,302 shares outstanding)			$1,307,856,344

INSTITUTIONAL SHARES (Equivalent to $22.14 per share based on 6,765,397 shares outstanding)			$149,785,759

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]

At March 31, 2011, the market value of restricted and fair valued securities amounted to $36,797,017 or 2.53% of net assets. None of these securities are deemed liquid. See Note 5 regarding Restricted Securities.

[4]	The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI.
[5]	Level 3 security. See Note 3 regarding Fair Value Measurements.

See Notes to Schedules of Investments.

Baron Focused Growth Fund

SCHEDULE OF INVESTMENTS

MARCH 31, 2011 (UNAUDITED)

Shares		Cost	Value
Common Stocks (99.72%)
Consumer Discretionary (20.94%)
	Education Services (6.55%)
140,557	Anhanguera Educacional Participacoes SA (Brazil)[2]	$2,091,343	$3,441,931
35,000	DeVry, Inc.	1,497,572	1,927,450
7,500	Strayer Education, Inc.	1,179,518	978,675

		4,768,433	6,348,056

	Hotels, Resorts & Cruise Lines (8.04%)
90,000	Choice Hotels International, Inc.	2,969,235	3,496,500
100,000	Hyatt Hotels Corp., Cl A1	2,666,530	4,304,000

		5,635,765	7,800,500

	Internet Retail (2.23%)
40,000	Blue Nile, Inc.[1]	1,593,703	2,159,600

	Specialty Stores (4.12%)
100,000	Dick’s Sporting Goods, Inc.[1]	1,630,006	3,998,000

Total Consumer Discretionary		13,627,907	20,306,156

Consumer Staples (2.05%)
	Household Products (2.05%)
25,000	Church & Dwight Co., Inc.	1,274,171	1,983,500

Energy (12.20%)
	Oil & Gas Drilling (3.19%)
45,000	Helmerich & Payne, Inc.	1,763,828	3,091,050

	Oil & Gas Exploration & Production (9.01%)
40,000	Concho Resources, Inc.[1]	1,202,056	4,292,000
60,000	SM Energy Co.	3,438,184	4,451,400

		4,640,240	8,743,400

Total Energy		6,404,068	11,834,450

Financials (10.76%)
	Asset Management & Custody Banks (1.99%)
60,000	Eaton Vance Corp.	962,587	1,934,400

	Reinsurance (3.07%)
30,000	Arch Capital Group, Ltd.[1,2]	1,469,556	2,975,700

	Specialized Finance (5.70%)
150,000	MSCI, Inc., Cl A1	3,990,189	5,523,000

Total Financials		6,422,332	10,433,100

Health Care (15.07%)
	Health Care Distributors (2.53%)
35,000	Henry Schein, Inc.[1]	1,394,758	2,455,950

	Health Care Equipment (4.82%)
36,000	Edwards Lifesciences Corp.[1]	1,002,093	3,132,000
20,000	IDEXX Laboratories, Inc.[1]	1,211,865	1,544,400

		2,213,958	4,676,400

	Health Care Facilities (2.89%)
70,000	Community Health Systems, Inc.[1]	1,210,356	2,799,300

	Health Care Technology (2.17%)
100,000	Allscripts Healthcare Solutions, Inc.[1]	1,756,017	2,099,000

	Life Sciences Tools & Services (2.66%)
15,000	Mettler-Toledo International, Inc.[1]	702,214	2,580,000

Total Health Care		7,277,303	14,610,650

Industrials (18.17%)
	Air Freight & Logistics (3.06%)
40,000	C. H. Robinson Worldwide, Inc.	1,466,812	2,965,200

	Diversified Support Services (1.74%)
60,000	Ritchie Bros. Auctioneers, Inc.[2]	1,475,258	1,689,000

Shares		Cost	Value
Common Stocks (continued)
Industrials (continued)
	Railroads (5.70%)
95,000	Genesee & Wyoming, Inc., Cl A1	$2,946,758	$5,529,000

	Research & Consulting Services (4.33%)
128,050	Verisk Analytics, Inc., Cl A1	3,651,694	4,194,918

	Trading Companies & Distributors (3.34%)
50,000	Fastenal Co.	2,169,716	3,241,500

Total Industrials		11,710,238	17,619,618

Information Technology (9.99%)
	Application Software (8.39%)
30,000	ANSYS, Inc.[1]	658,716	1,625,700
35,000	FactSet Research Systems, Inc.	1,982,041	3,665,550
75,000	Pegasystems, Inc.	2,140,474	2,845,500

		4,781,231	8,136,750

	Communications Equipment (1.60%)
30,000	Polycom, Inc.[1]	1,269,359	1,555,500

Total Information Technology		6,050,590	9,692,250

Materials (8.38%)
	Diversified Metals & Mining (4.95%)
80,000	Molycorp, Inc.[1]	2,220,549	4,801,600

	Industrial Gases (3.43%)
50,000	Airgas, Inc.	3,117,269	3,321,000

Total Materials		5,337,818	8,122,600

Utilities (2.16%)
	Electric Utilities (2.16%)
30,000	ITC Holdings Corp.	1,552,701	2,097,000

TOTAL COMMON STOCKS		59,657,128	96,699,324

Principal Amount
Short Term Investments (0.25%)
$241,678	Repurchase Agreement with Fixed Income Clearing Corp., dated 03/31/2011, 0.01% due 04/01/2011; Proceeds at maturity – $241,678; (Fully collateralized by U.S. Treasury Note, 2.625% due 11/15/2020; Market value – $255,150)[3]	241,678	241,678

TOTAL INVESTMENTS (99.97%)		$59,898,806	96,941,002

CASH AND OTHER ASSETS LESS LIABILITIES (0.03%)			25,789

NET ASSETS			$96,966,791

RETAIL SHARES (Equivalent to $10.55 per share based on 2,866,572 shares outstanding)			$30,250,283

INSTITUTIONAL SHARES (Equivalent to $10.59 per share based on 6,297,385 shares outstanding)			$66,716,508

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]	Level 2 security. See Note 3 regarding Fair Value Measurements.

See Notes to Schedules of Investments.

Baron International Growth Fund

SCHEDULE OF INVESTMENTS

MARCH 31, 2011 (UNAUDITED)

Shares		Cost	Value
Common Stocks (95.46%)
Australia (1.45%)
140,000	Wotif.com Holdings, Ltd.	$605,098	$790,657

Brazil (8.07%)
40,000	Anhanguera Educacional Participacoes SA	525,991	979,512
48,000	Companhia Hering SA	310,331	882,002
35,000	Fleury SA	531,327	519,860
32,000	Itau Unibanco Holding SA, ADR	507,851	769,600
20,000	Restoque Comercio e Confeccoes de Roupas SA	28,291	210,700
55,000	TOTVS SA	268,950	1,056,105

Total Brazil		2,172,741	4,417,779

Canada (6.30%)
15,000	Crescent Point Energy Corp.	669,970	727,953
60,000	Kirkland Lake Gold, Inc.[1]	440,517	837,339
6,000	Niko Resources, Ltd.	568,699	575,554
13,000	Ritchie Bros. Auctioneers, Inc.	262,486	365,950
165,000	Vero Energy, Inc.[1]	1,056,050	942,857

Total Canada		2,997,722	3,449,653

China (8.39%)
44,000	China Automotive Systems, Inc.[1]	539,870	390,280
50,000	China Valves Technology, Inc.[1]	331,621	232,000
31,000	Harbin Electric, Inc.[1]	543,513	641,390
1,803,800	Kingdee International Software Group Co., Ltd.	205,381	1,131,643
65,000	Origin Agritech, Ltd.[1]	577,929	500,500
190,000	Shandong Weigao Group Medical Polymer Co., Ltd.	249,563	541,039
20,000	Spreadtrum Communications, Inc., ADR[1]	418,522	371,000
20,000	Tencent Holdings, Ltd.	272,772	487,495
121,500	Tingyi Holding Corp.	137,065	298,340

Total China		3,276,236	4,593,687

France (5.98%)
6,020	Edenred[1]	83,136	181,679
20,000	Eurofins Scientific	1,275,015	1,763,846
29,650	Ingenico SA	540,930	1,327,621

Total France		1,899,081	3,273,146

Germany (5.84%)
8,000	Gerresheimer AG1	177,071	366,204
37,500	QIAGEN N.V.[1]	795,798	751,875
50,000	Symrise AG	705,337	1,466,093
7,530	Wincor Nixdorf AG	358,783	609,664

Total Germany		2,036,989	3,193,836

Hong Kong (2.68%)
525,000	Wynn Macau, Ltd.[1]	689,724	1,467,979

India (1.62%)
45,000	Financial Technologies, Ltd.	1,022,037	887,992

Ireland (1.52%)
30,000	Ryanair Holdings plc, ADR	779,604	834,000

Italy (2.22%)
200,000	Amplifon SpA	1,035,184	1,214,256

Japan (14.02%)
45,000	Bridgestone Corp.	871,064	942,955
22,000	Canon, Inc., ADR	769,004	953,700
8,000	Fanuc, Ltd.	650,054	1,210,868
100,000	Kubota Corp.	967,005	942,534
24,000	Softbank Corp.	812,237	957,923
45,000	Sony Financial Holdings, Inc.	697,780	892,642

Shares		Cost	Value
Common Stocks (continued)
Japan (continued)
35,000	THK Co., Ltd.	$865,934	$880,260
2,500	Yahoo! Japan Corp.	815,100	894,446

Total Japan		6,448,178	7,675,328

Korea, Republic Of (3.68%)
10,000	Daum Communications Corp.	814,104	893,386
1,350	LG Household & Health Care, Ltd.	367,341	506,427
3,500	NHN Corp.[1]	585,056	611,013

Total Korea, Republic Of		1,766,501	2,010,826

Mexico (1.82%)
289,600	Compartamos SAB de CV1	128,306	521,767
210,000	Genomma Lab Internacional SA1	336,612	474,927

Total Mexico		464,918	996,694

Norway (1.30%)
650,000	Sevan Marine ASA[1]	848,071	712,264

Peru (1.15%)
6,000	Credicorp, Ltd.	346,447	629,580

South Africa (0.79%)
50,000	Net 1 UEPS Technologies, Inc.[1]	632,847	430,000

Spain (1.22%)
23,000	Telvent GIT SA1	580,682	669,530

Sweden (1.42%)
15,000	Oriflame Cosmetics SA, SDR[1]	764,221	776,153

Switzerland (8.59%)
21,000	Compagnie Financiere Richemont SA	380,490	1,212,902
25,000	Julius Baer Group, Ltd.	658,587	1,084,921
12,000	Lonza Group AG	984,075	1,006,641
800	Swatch Group AG-BR	271,828	353,707
16,000	Syngenta AG, ADR	769,642	1,042,720

Total Switzerland		3,064,622	4,700,891

United Kingdom (10.75%)
450,000	Borders & Southern Petroleum plc[1]	407,229	447,572
399,060	bwin.party digital entertainment plc[1]	1,670,893	1,280,344
45,000	Cairn Energy plc[1]	135,543	333,585
200,000	Caparo Energy, Ltd.[1]	366,401	385,409
75,000	Experian plc	476,937	928,831
30,000	Intertek Group plc	533,516	978,882
25,000	Premier Oil plc[1]	466,957	799,693
28,125	Standard Chartered plc	611,130	729,560

Total United Kingdom		4,668,606	5,883,876

United States (6.65%)
12,000	Agilent Technologies, Inc.[1]	181,968	537,360
5,000	Arch Capital Group, Ltd.[1]	293,023	495,950
8,000	Core Laboratories N.V.	351,996	817,360
38,000	NII Holdings, Inc.[1]	1,112,005	1,583,460
4,000	Schweitzer-Mauduit International, Inc.	124,963	202,440

Total United States		2,063,955	3,636,570

TOTAL COMMON STOCKS		38,163,464	52,244,697

See Notes to Schedules of Investments.

Baron International Growth Fund

SCHEDULE OF INVESTMENTS

MARCH 31, 2011 (UNAUDITED)

Principal Amount		Cost	Value
Short Term Investments (2.93%)
$1,603,403	Repurchase Agreement with Fixed Income Clearing Corp., dated 03/31/2011, 0.01% due 04/01/2011; Proceeds at maturity – $1,603,404; (Fully collateralized by U.S. Treasury Note, 3.50% due 05/15/2020; Market value – $1,685,100)[2]	$1,603,403	$1,603,403

TOTAL INVESTMENTS (98.39%)		$39,766,867	53,848,100

CASH AND OTHER ASSETS LESS LIABILITIES (1.61%)			881,851

NET ASSETS			$54,729,951

RETAIL SHARES (Equivalent to $17.32 per share based on 890,398 shares outstanding)			$15,422,433

INSTITUTIONAL SHARES (Equivalent to $17.41 per share based on 2,258,123 shares outstanding)			$39,307,518

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Level 2 security. See Note 3 regarding Fair Value Measurements.
ADR	American Depositary Receipt.
SDR	Swedish Depositary Receipt.

Summary of Investments by Sector as of March 31, 2011	Percentage of Net Assets
Information Technology	18.9%
Consumer Discretionary	15.6
Health Care	13.1
Industrials	13.1
Energy	9.8
Financials	9.4
Materials	6.5
Telecommunication Services	4.6
Consumer Staples	3.8
Utilities	0.7
Cash and Cash Equivalents*	4.5

100.0%

*	Includes short term investments.

See Notes to Schedules of Investments.

Baron Real Estate Fund

SCHEDULE OF INVESTMENTS

MARCH 31, 2011 (UNAUDITED)

Shares		Cost	Value
Common Stocks (98.26%)
Consumer Discretionary (28.52%)
	Casinos & Gaming (2.34%)
7,470	Penn National Gaming, Inc.[1]	$216,718	$276,838

	Home Furnishings (0.81%)
1,560	Mohawk Industries, Inc.[1]	74,942	95,394

	Homebuilding (3.29%)
20,000	DR Horton, Inc.	251,214	233,000
6,400	Lennar Corp., Cl A	103,085	115,968
2,010	Toll Brothers, Inc.[1]	37,284	39,738

		391,583	388,706

	Hotels, Resorts & Cruise Lines (15.78%)
9,550	7 Days Group Holdings Ltd., ADR[1,2]	197,272	193,674
6,000	Carnival Corp.[2]	250,960	230,160
42,350	Great Wolf Resorts, Inc.[1]	108,504	89,359
6,675	Hyatt Hotels Corp., Cl A1	253,461	287,292
48,000	Mandarin Oriental International, Ltd. (Singapore)[2]	79,018	100,320
6,750	Morgans Hotel Group Co.[1]	38,936	66,150
5,575	Starwood Hotels & Resorts Worldwide, Inc.	291,916	324,019
18,100	Wyndham Worldwide Corp.	539,555	575,761

		1,759,622	1,866,735

	Household Appliances (4.90%)
7,565	Stanley Black & Decker, Inc.	515,122	579,479

	Leisure Facilities (1.40%)
3,403	Vail Resorts, Inc.[1]	136,688	165,930

Total Consumer Discretionary		3,094,675	3,373,082

Energy (4.03%)
	Oil & Gas Storage & Transportation (4.03%)
2,032	PAA Natural Gas Storage LP 4,5	43,065	46,878
5,000	PAA Natural Gas Storage LP	108,621	117,700
8,600	Targa Resources Corp.	203,421	311,664

Total Energy		355,107	476,242

Financials (31.32%)
	Diversified Capital Markets (2.82%)
22,200	HFF, Inc., Cl A1	222,611	333,888

	Diversified Real Estate Activities (4.39%)
10,555	Brookfield Asset Management, Inc., Cl A2	274,988	342,615
7,050	St. Joe Co.[1]	141,912	176,744

		416,900	519,359

	Diversified REITs (1.49%)
2,010	Vornado Realty Trust	142,535	175,875

	Industrial REITs (1.02%)
3,350	AMB Property Corp.	78,455	120,500

	Mortgage REITs (1.53%)
8,100	Starwood Property Trust, Inc.	159,813	180,630

	Office REITs (3.65%)
4,200	Corporate Office Properties Trust	143,850	151,788
9,650	Douglas Emmett, Inc.	148,258	180,937
1,315	SL Green Realty Corp.	65,748	98,888

		357,856	431,613

Shares		Cost	Value
Common Stocks (continued)
Financials (continued)
	Real Estate Operating Companies (1.55%)
9,750	Forest City Enterprises, Inc., Cl A1	$121,282	$183,592

	Real Estate Services (6.76%)
12,000	CB Richard Ellis Group, Inc., Cl A1	226,510	320,400
9,450	FirstService Corp.[1,2]	291,831	359,383
11,050	Kennedy-Wilson Holdings, Inc.[1]	116,489	120,003

		634,830	799,786

	Residential REITs (1.17%)
4,184	American Campus Communities, Inc.	112,711	138,072

	Specialized REITs (6.94%)
1,995	Alexandria Real Estate Equities, Inc.[3]	127,847	155,550
9,050	LaSalle Hotel Properties	218,072	244,350
5,750	Pebblebrook Hotel Trust	107,925	127,363
16,500	U-Store-It Trust	129,606	173,580
2,220	Ventas, Inc.	100,306	120,546

		683,756	821,389

Total Financials		2,930,749	3,704,704

Health Care (12.27%)
	Health Care Facilities (12.27%)
17,330	Brookdale Senior Living, Inc.[1]	361,826	485,240
58,300	Capital Senior Living Corp.[1]	383,974	619,146
13,650	Emeritus Corp.[1]	273,692	347,529

Total Health Care		1,019,492	1,451,915

Industrials (10.50%)
	Building Products (9.65%)
5,050	Armstrong World Industries, Inc. [1]	171,381	233,664
10,950	Owens Corning, Inc.[1]	340,326	394,090
15,750	Trex Co., Inc.[1]	395,069	513,765

		906,776	1,141,519

	Research & Consulting Services (0.85%)
1,603	CoStar Group, Inc.[1]	81,992	100,476

Total Industrials		988,768	1,241,995

Information Technology (6.74%)
	Application Software (3.40%)
14,496	RealPage, Inc.[1]	323,807	401,974

	IT Consulting & Other Services (3.34%)
4,345	Equinix, Inc.[1,3]	398,282	395,830

Total Information Technology		722,089	797,804

Telecommunication Services (2.34%)
	Wireless Telecommunication Services (2.34%)
6,975	SBA Communications Corp., Cl A1	259,742	276,768

Utilities (2.54%)
	Electric Utilities (2.54%)
13,500	Brookfield Infrastructure Partners LP2	265,609	299,970

TOTAL COMMON STOCKS		9,636,231	11,622,480

See Notes to Schedules of Investments.

Baron Real Estate Fund

SCHEDULE OF INVESTMENTS

MARCH 31, 2011 (UNAUDITED)

Principal Amount		Cost	Value
Short Term Investments (1.06%)
$125,274	Repurchase Agreement with Fixed Income Clearing Corp., dated 03/31/2011, 0.01% due 04/01/2011; Proceeds at maturity – $125,274; (Fully collateralized by U.S. Treasury Note, 2.625% due 11/15/2020; Market value – $132,300)[5]	$125,274	$125,274

TOTAL INVESTMENTS (99.32%)		$9,761,505	11,747,754

CASH AND OTHER ASSETS LESS LIABILITIES (0.68%)			80,869

NET ASSETS			$11,828,623

RETAIL SHARES (Equivalent to $13.80 per share based on 566,188 shares outstanding)			$7,811,111

INSTITUTIONAL SHARES (Equivalent to $13.84 per share based on 290,300 shares outstanding)			$4,017,512

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]	The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI.
[4]

At March 31, 2011, the market value of restricted and fair valued securities amounted to $46,878 or 0.40% of net assets. None of these securities are deemed liquid. See Note 5 regarding Restricted Securities.

[5]	Level 2 security. See Note 3 regarding Fair Value Measurements.
ADR	American Depositary Receipt.

See Notes to Schedules of Investments.

Baron Emerging Markets Fund

SCHEDULE OF INVESTMENTS

MARCH 31, 2011 (UNAUDITED)

Shares		Cost	Value
Common Stocks (54.70%)
Brazil (12.12%)
3,000	Anhanguera Educacional Participacoes SA	$64,846	$73,464
13,000	BM&F BOVESPA SA	93,424	94,356
7,500	Estacio Participacoes SA	111,562	121,735
5,500	Fleury SA	83,400	81,692
5,500	Itau Unibanco Holding SA, ADR	122,446	132,275
3,200	Natura Cosmeticos SA	82,479	90,160
9,200	OGX Petroleo e Gas Participacoes SA1	109,753	110,728
7,500	TOTVS SA	148,971	144,014

Total Brazil		816,881	848,424

Canada (1.78%)
1,300	Niko Resources, Ltd.	115,248	124,704

Chile (1.27%)
1,500	Cia. Cervecerias Unidas SA, ADR	80,928	88,650

China (8.74%)
7,700	China Automotive Systems, Inc.[1]	104,491	68,299
6,000	China Valves Technology, Inc.[1]	42,114	27,840
4,000	Harbin Electric, Inc.[1]	70,336	82,760
65,000	Kingdee International Software Group Co., Ltd.	42,008	40,779
10,000	Origin Agritech, Ltd.[1]	102,074	77,000
28,000	Shandong Weigao Group Medical Polymer Co., Ltd.	66,689	79,732
4,500	Spreadtrum Communications, Inc., ADR[1]	88,403	83,475
3,500	Tencent Holdings, Ltd.	87,293	85,311
27,000	Tingyi Holding Corp.	66,256	66,298

Total China		669,664	611,494

Hong Kong (2.92%)
70,000	Dah Chong Hong Holdings, Ltd.	79,811	78,562
45,000	Wynn Macau, Ltd.[1]	115,522	125,827

Total Hong Kong		195,333	204,389

India (7.27%)
2,500	Dr. Reddy's Laboratories, Ltd., ADR	85,587	93,250
5,500	Financial Technologies, Ltd.	95,319	108,532
4,000	Housing Development Finance Corp., Ltd.	62,035	62,608
10,000	Lupin, Ltd.	89,825	93,957
4,000	Mahindra & Mahindra, Ltd.	62,966	62,608
32,000	Zee Entertainment Enterprises, Ltd.	86,833	88,261

Total India		482,565	509,216

Indonesia (3.44%)
120,000	Bank Rakyat Indonesia	67,131	79,242
400,000	Bank Tabungan Negara (Persero)	61,474	77,175
135,000	XL Axiata[1]	88,889	84,496

Total Indonesia		217,494	240,913

Korea, Republic Of (4.69%)
2,500	Daum Communications Corp.	200,772	223,347
600	NHN Corp.[1]	113,547	104,745

Total Korea, Republic Of		314,319	328,092

Mexico (3.55%)
45,000	Compartamos SAB de CV1	85,748	81,076
1,500	Fomento Economico Mexicano SAB de CV, ADR	85,180	88,050
35,000	Genomma Lab Internacional SA1	77,381	79,154

Total Mexico		248,309	248,280

Peru (0.75%)
500	Credicorp, Ltd.	58,645	52,465

Philippines (0.76%)
150,000	Ayala Land, Inc.	52,625	53,571

Shares		Cost	Value
Common Stocks (continued)
South Africa (0.86%)
7,000	Net 1 UEPS Technologies, Inc.[1]	$84,758	$60,200

Sweden (1.48%)
2,000	Oriflame Cosmetics SA, SDR[1]	102,143	103,487

Thailand (0.69%)
80,000	Krung Thai Bank Public Co., Ltd.	49,376	48,669

United Arab Emirates (1.40%)
325,000	Shuaa Capital PSC[1]	112,191	98,223

United States (2.98%)
5,000	NII Holdings, Inc.[1]	208,999	208,350

TOTAL COMMON STOCKS		3,809,478	3,829,127

Principal Amount
Short Term Investments (47.86%)
$3,350,213	Repurchase Agreement with Fixed Income Clearing Corp., dated 03/31/2011, 0.01% due 04/01/2011; Proceeds at maturity – $3,350,214; (Fully collateralized by U.S. Treasury Note, 3.50% due 05/15/2020; Market value – $3,519,188)[2]	3,350,213	3,350,213

TOTAL INVESTMENTS (102.56%)		$7,159,691	7,179,340

LIABILITIES LESS CASH AND OTHER ASSETS (-2.56%)			(179,329)

NET ASSETS			$7,000,011

RETAIL SHARES (Equivalent to $9.86 per share based on 212,157 shares outstanding)			$2,092,819

INSTITUTIONAL SHARES (Equivalent to $9.87 per share based on 497,295 shares outstanding)			$4,907,192

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Level 2 security. See Note 3 regarding Fair Value Measurements.
ADR	American Depositary Receipt.
SDR	Swedish Depositary Receipt.

Summary of Investments by Sector as of March 31, 2011	Percentage of Net Assets
Information Technology	12.2%
Financials	11.1
Consumer Discretionary	8.8
Consumer Staples	7.3
Health Care	6.1
Telecommunication Services	4.2
Energy	3.4
Industrials	1.6
Cash and Cash Equivalents*	45.3

100.0%

*	Includes short term investments.

See Notes to Schedules of Investments.

Baron Select Funds	March 31, 2011

NOTES TO SCHEDULES OF INVESTMENTS (UNAUDITED)

1. Organization

Baron Select Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company established as a Delaware statutory trust on April 30, 2003. The Trust currently offers five series (individually a “Fund” and collectively the “Funds”): Baron Partners Fund, Baron Focused Growth Fund and Baron Real Estate Fund, which are non-diversified; and Baron International Growth Fund and Baron Emerging Markets Fund, which are diversified. The Funds’ investment objective is to seek capital appreciation. Baron Partners Fund may employ “leverage” by borrowing money and using it for the purchase of additional securities. Borrowing for investment increases both investment opportunity and investment risk. Baron International Growth Fund and Baron Emerging Markets Fund invest their assets primarily in non-U.S. companies. Baron Real Estate Fund invests its assets primarily in U.S. and non-U.S. real estate and real estate-related companies.

Each Fund offers two classes of shares, Retail Shares and Institutional Shares, which differ only in their ongoing fees, expenses and eligibility requirements. Retail Shares are offered to all investors. Institutional Shares are for investments in the amount of $1 million or more per Fund. Institutional Shares are intended for certain financial intermediaries that offer shares of Baron Funds through fee based platforms, retirement platforms or other platforms. Each class of shares has equal rights to earnings and assets except that each class bears different expenses for distribution and shareholder servicing. Investment income, realized and unrealized gains or losses on investment and foreign currency, and expenses other than those attributable to a specific class are allocated to each class based on its relative net assets. Each class of shares has exclusive voting rights with respect to matters that affect just that class.

Baron Partners Fund was organized originally as a limited partnership in January 1992, under the laws of the State of Delaware. Effective as of the close of business on April 30, 2003, the predecessor partnership was reorganized into a Delaware statutory trust. Baron Partners Fund commenced operations on April 30, 2003 with a contribution of assets and liabilities, including securities-in-kind from the predecessor partnership.

Baron Focused Growth Fund was organized originally as a limited partnership in May 1996, under the laws of the State of Delaware. Effective as of the close of business on June 30, 2008, the predecessor partnership was reorganized into a series of the Trust. Baron Focused Growth Fund commenced operations on June 30, 2008 with a contribution of assets and liabilities, including securities-in-kind from the predecessor partnership.

Baron Emerging Markets Fund commenced trading operations on January 1, 2011.

2. Significant Accounting Policies

a) Security Valuation. The Funds’ share prices or net asset values are calculated as of the close of regular session trading (usually 4 p.m. E.T.) on the New York Stock Exchange (“NYSE”) on any day on which the NYSE is open for trading. Portfolio securities traded on any national stock exchange are valued based on the last sale price. For securities traded on NASDAQ, the Funds use the NASDAQ Official Closing Price. Where market quotations are not readily available, or, if in the Adviser’s judgment, they do not accurately reflect the fair value of a security, or an event occurs after the market close but before the Funds are priced that materially affects the value of a security, the securities will be valued by the Adviser using policies and procedures approved by the Board of Trustees (the “Board”). The Adviser has a Fair Valuation Committee (the “Committee”) comprised of senior executives and the Committee reports to the Board every quarter. Factors the Committee considers when valuing a security include whether a current price is stale, there is recent news, the security is thinly traded, transactions are infrequent or quotations are genuine. There can be no guarantee, however, that a fair valuation used by the Funds on any given day will more accurately reflect the market value of an investment than the closing price of such investment in its market. Debt instruments having a remaining maturity greater than sixty days will be valued on the basis of prices obtained from a pricing service approved by the Board or at the mean of the bid and ask prices from the dealer maintaining an active market in that security. Money market instruments held by the Funds with a remaining maturity of sixty days or less are valued at amortized cost, which approximates fair value.

Non-U.S. equity securities are valued on the basis of their most recent closing market prices and translated into U.S. dollars at 4 p.m. E.T., except under the circumstances described below. Most foreign markets close before 4 p.m. E.T. For securities primarily traded in the Far East, for example, the most recent closing prices may be as much as fifteen hours old at 4 p.m. E.T. If the Adviser determines that developments between the close of the foreign market and 4 p.m. E.T. will, in its judgment, materially affect the value of some or all of the Funds’ securities, the Adviser will adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of 4 p.m. E.T. In deciding whether to make these adjustments, the Adviser reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent non-U.S. securities and baskets of non-U.S. securities. The Adviser may also fair value securities in other situations, for example, when a particular foreign market is closed but the Funds are open. The Adviser uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The Adviser cannot predict how often it will use closing prices or how often it will adjust those prices. As a means of evaluating its fair value process, the Adviser routinely compares closing market prices, the next day’s opening prices in the same markets, and adjusted prices. Other mutual funds may adjust the prices of their securities by different amounts.

Baron Select Funds	March 31, 2011

b) Securities Lending. The Funds may lend securities to certain brokers. Upon such loans, the Funds receive collateral which is maintained by the custodian. The Funds earn interest on such collateral and earn income in the form of negotiated lenders’ fees. Securities loaned are required to be secured at all times by collateral equal to at least 102% of the market value of the securities loaned. Risks may arise upon entering into securities lending to the extent that the value of the collateral is less than the value of the securities loaned due to the changes in the value of collateral or the loaned securities. The Funds may receive collateral in the form of cash or other eligible securities, such as a letter of credit issued by a U.S. bank or securities issued or guaranteed by the U.S. government. Securities purchased with cash collateral are subject to the risks inherent in investing in these securities.

At March 31, 2011, the Funds did not have any outstanding securities on loan.

c) Repurchase Agreements. The Funds may invest in repurchase agreements, which are short-term investments whereby the Funds acquire ownership of a debt security and the seller agrees to repurchase the security at a future date at a specified price. When entering into repurchase agreements, it is the Funds’ policy that their custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, equals at least 105% of the principal amount of the repurchase transaction. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

3. Fair Value Measurements

Fair value is defined by accounting principles generally accepted in the United States of America (“GAAP”) as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment. GAAP provides a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability. Inputs may be observable or unobservable. Observable inputs are based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the Funds’ own assumptions based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – quoted prices in active markets for identical assets or liabilities;
•

Level 2 – prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.);

•

Level 3 – prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, non-U.S. securities, whose markets close hours before the Funds value their holdings, may require revised valuations due to significant movement in the U.S. markets. Since these values are not obtained from quoted prices in an active market such securities are reflected as Level 2.

The following is a summary of the inputs used as of March 31, 2011 in valuing the Funds’ investments carried at fair value:

	Baron Partners Fund
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks†	$1,764,673,934	$—	$—	$1,764,673,934
Private Equity Investments†	—	—	36,797,017	36,797,017

Total Investments	$1,764,673,934	$—	$36,797,017	$1,801,470,951

†	See Schedule of Investments for additional detailed categorizations.

Baron Select Funds	March 31, 2011

	Baron Focused Growth Fund
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks†	$96,699,324	$—	$—	$96,699,324
Short Term Investments	—	241,678	—	241,678

Total Investments	$96,699,324	$241,678	$—	$96,941,002

	Baron International Growth Fund
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks†	$52,244,697	$—	$—	$52,244,697
Short Term Investments	—	1,603,403	—	1,603,403

Total Investments	$52,244,697	$1,603,403	$—	$53,848,100

The fair value of Level 2 investments at December 31, 2010 was $19,406,157. $13,978,818 was transferred out of Level 2 into Level 1 at March 31, 2011 as a result of no longer adjusting closing prices for certain securities (as described in Note 2a), due to lack of significant market movements between the time at which the Fund valued its securities and the earlier closing of foreign markets. It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the end of the period.

	Baron Real Estate Fund
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks†	$11,575,602	$46,878	$—	$11,622,480
Short Term Investments	—	125,274	—	125,274

Total Investments	$11,575,602	$172,152	$—	$11,747,754

	Baron Emerging Markets Fund
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks†	$3,829,127	$—	$—	$3,829,127
Short Term Investments	—	3,350,213	—	3,350,213

Total Investments	$3,829,127	$3,350,213	$—	$7,179,340

†	See Schedule of Investments for additional detailed categorizations.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Baron Select Funds	March 31, 2011

	Baron Partners Fund
Investments in Securities	Balance as of December 31, 2010	Accrued Premiums/ Discounts	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of March 31, 2011	Change in Net Unrealized Appreciation (Depreciation) from Investments still held at March 31, 2011
Private Equity Investments
Consumer Discretionary	$7,800,000	$—	$—	$—	$—	$—	$—	$—	$7,800,000	$—
Financials	22,856,987	—	—	3,324,589	2,815,441	—	—	—	28,997,017	3,324,589

Total	$30,656,987	$—	$—	$3,324,589	$2,815,441	$—	$—	$—	$36,797,017	$3,324,589

4. Cost of Investments for Income Tax Purposes

As of March 31, 2011, the components of net assets on a tax basis were substantially as follows:

	Baron Partners Fund	Baron Focused Growth Fund	Baron International Growth Fund	Baron Real Estate Fund	Baron Emerging Markets Fund
Cost of investments	$1,166,003,400	$59,898,806	$39,766,867	$9,761,505	$7,159,691

Unrealized appreciation	681,740,069	37,243,040	15,511,696	2,050,459	175,527
Unrealized depreciation	(46,272,518)	(200,844)	(1,430,463)	(64,210)	(155,878)

Net unrealized appreciation	$635,467,551	$37,042,196	$14,081,233	$1,986,249	$19,649

5. Restricted Securities

At March 31, 2011, investments in securities included securities that are restricted and/or illiquid. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale and are valued pursuant to the policies and procedures for fair value pricing approved by the Board. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Funds may receive more or less than this valuation in an actual sale and that difference could be material. At March 31, 2011, the Funds held investments in restricted and/or illiquid securities that were valued pursuant to policies and procedures for fair value pricing as follows:

	Baron Partners Fund
Name of Issuer	Acquisition Date	Value
Private Equity Investments
Kerzner International Holdings, Ltd., Cl A	9/27/06	$7,800,000
Windy City Investments Holdings LLC	11/13/07	26,944,517
Windy City Investments Holdings LLC	1/27/11	2,052,500

Total Restricted Securities:
(Cost $80,134,888) (2.53% of Net Assets)		$36,797,017

	Baron Real Estate Fund
Name of Issuer	Acquisition Date	Value
Common Stock
PAA Natural Gas Storage LP
(Cost $43,065) (0.40% of Net Assets)	2/8/11	$46,878

For additional information regarding the Funds’ other significant accounting policies, please refer to the Funds’ most recent Annual or Semi-Annual shareholder report filed on the U.S. Securities and Exchange Commission’s website, www.sec.gov.

Item 2.	Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits

1.	The certifications of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Baron Select Funds

By:	/s/ RONALD BARON
Ronald Baron
Chief Executive Officer

Date:	May 20, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ RONALD BARON
Ronald Baron
Chief Executive Officer

By:	/s/ PEGGY WONG
Peggy Wong
Treasurer and Chief Financial Officer

Date:	May 20, 2011